Robert G. Lange
Vice President, General Counsel
& Assistant Secretary

402-325-4249 (Direct)                                         5900 "O" Street
402-467-7956 (Fax)                                            Lincoln, NE  68510



February 22, 2006

                                            (Transmitted via EDGAR on 2/22/2006)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

RE:    NSAR Filing:        Ameritas Life Insurance Corp. Separate Account LLVL
                           ("Registrant")
                           File No. 811-08868


Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Robert G. Lange

Robert G. Lange
Vice President, General Counsel
& Assistant Secretary

Attachment

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                             / /      (a)
               or fiscal year ending:                         12/31/2005 (b)

Is this a transition report? (Y/N)                                     N

Is this an amendment to a previous filing? (Y/N)                       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: Ameritas Life Insurance Corp. Separate Account LLVL
         B. File Number: 811-08868
         C. Telephone Number: 402-467-1122

2.       A. Street:                  5900 "O" Street
         B. City:                    Lincoln
         C. State:                   NE
         D. Zip Code:                68510           Zip Ext:
         E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)                N

4. Is this the last filing on this form by Registrant? (Y/N)                 N

5. Is Registrant a small business investment company (SBIC)? (Y/N)           N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                        Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending 12/31/2005      If filing more than one Page 47, "X" box: [  ]
File number 811- 08868

UNIT INVESTMENT TRUSTS


111. A. [/] Depositor Name:

     B. [/] File Number (if any):

     C. [/] City:           State:            Zip Code:       Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (if any):

     C. [/] City:           State:            Zip Code:       Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending 12/31/2005       If filing more than one Page 48, "X" box:[  ]
File number 811- 08868

113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number (if any):

     C. [/] City:                State:               Zip Code:     Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:               State:                Zip Code:     Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/2005      If filing more than one Page 49, "X" box:[  ]
File number 811-08868

116. Family of investment companies information:

       A.[/] Is Registrant part of a family of investment companies: (Y/N)

       B.[/] Identify the family in 10 letters:

117.   A.[/] Is Registrant a separate account of an insurance company?: (Y/N)

       If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.[/] Variable annuity contracts? (Y/N)

       C. [/] Scheduled premium variable life contracts? (Y/N)

       D. [/] Flexible premium variable life contracts? (Y/N)

       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.  [/] State the number of series existing at the end of the period that had securities registered under the Securities
          Act of 1933                                                    ______

119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                              ______

120.  [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                              $______

121.  [/] State the number of series for which a current prospectus
          was in existence at the end of the period                      ______

122.  [/] State the number of existing series for which additional units were registered under the Securities act of 1933
          during the current period                                      ______

For period ending 12/31/2005     If filing more than one Page 50, "X" box:[  ]
File number 811-08868

123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                         $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                               $______

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                   $    70

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)            $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series               ($000's            Distributions
                                                      Investing             omitted)          ($000's omitted)

A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermediate and
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $     105,467         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $     105,467         $
                                                     ----------            -----------           -----------

For period ending 12/31/2005       If filing more than one Page 51, "X" box:[  ]
File number 811-08868

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees?   (Y/N)

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                               $ 0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____
         811-_____    811-_____    811-_____    811-_____    811-_____

33. This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Lincoln      State of:    NE               Date: Date: 02/22/2006

Name of Registrant, Depositor, or Trustee:
                                    Ameritas Life Insurance Corp. (Depositor)

By (Name and Title):                Witness (Name and Title):


/s/ Robert C. Barth                 /s/ Robert G. Lange
_________________________________   ________________________________________
Robert C. Barth                     Robert G. Lange
Senior Vice President, Controller   Vice President, General Counsel, & Secretary
     and Chief Accounting Officer